Accrued Expenses and Other Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SHAPEWAYS, INC
Accrued Expenses and Other Liabilities

Note 7. Accrued Expenses and Other Liabilities

Accrued expenses consisted of the following:

	June 30,	December 31,
	2021	2020
Accrued selling expenses	$849	$947
Accrued compensation	571	876
Interest payable	812	612
Taxes payable	321	477
Accrued offering costs	1,820	—
Other	785	407
Total	$5,158	$3,319

Note 7. Accrued Expenses and Other Liabilities

Accrued expenses consisted of the following:

	December 31,
	2020	2019
Accrued selling expenses	$947	$768
Accrued compensation	876	700
Interest payable	612	212
Taxes payable	477	493
Other	407	643
Total	$3,319	$2,816